Debt	6 Months Ended
Jun. 30, 2011
Debt
Debt
6.	Debt

Bridge Loans

In February 2009, the Company entered into a Note and Warrant Purchase Agreement, pursuant to which certain investors agreed to loan the Company up to $14,800,000 (the Bridge Financing). During 2009, the Company drew down the entire $14,800,000 available under the Bridge Financing in four tranches. Outstanding balances under the Bridge Financing accrued interest at a rate of 8% per annum compounded annually. The Company issued to investors in the Bridge Financing subordinated unsecured convertible promissory notes (Convertible Promissory Notes) under which all the then outstanding principal and interest amounts were due one year from the date of issuance. Upon the occurrence of a Qualified Financing (as defined in the Convertible Promissory Notes), the Convertible Promissory Notes and related accrued interest were convertible into shares issued in conjunction with the Qualified Financing at a conversion rate of $1.10 per share. In September 2009, the Company completed a Qualified Financing with the close of the first tranche of its Series B convertible preferred stock financing at which time all the Convertible Promissory Notes and related accrued interest converted into shares of Series B convertible preferred stock.

In connection with the Bridge Financing, the loan investors also received warrant coverage equal to 25% of the shares to which the Convertible Promissory Notes convert, based on the original principal amount of the Convertible Promissory Notes. The warrants were exercisable into the same equity instrument issued in the Qualified Financing and had a seven year term. With the close of the Company's Series B Financing in September 2009 and the resulting conversion of the Convertible Promissory Notes, the warrants became exercisable into 3,363,619 shares of Series B convertible preferred stock at an exercise price of $1.10 per share and terminated unexercised upon the completion of the Company's IPO in November 2010.

In addition to warrant coverage, the holders of the Convertible Promissory Notes received the benefit of a deemed conversion price of the Convertible Promissory Notes that was below the estimated fair value of the Series B convertible preferred stock at the time of their conversion. As a result, in 2009, the Company recorded $3,009,000 in interest expense in the consolidated statement of operations to reflect the value of this beneficial conversion feature.

In July 2010, the Company entered into a Note Purchase Agreement, pursuant to which the Company borrowed an aggregate of $15,000,000 from certain existing investors. Outstanding balances under the Note Purchase Agreement accrued interest at a rate of 8% per annum. The Company issued to these investors subordinated unsecured convertible promissory notes (2010 Notes) under which all the then outstanding principal and interest amounts are due one year from the date of issuance. The principal amount of the 2010 Notes and accrued interest thereon would automatically convert into shares of the Company's common stock upon completion of the Company's IPO at a conversion price equal to the Company's IPO price of $4.00 per share.

The holders of the 2010 Notes received the benefit of a deemed conversion price of the 2010 Notes that was below the estimated fair value of the Series B convertible preferred stock at the time of their issuance. The fair value of this beneficial conversion feature was estimated to be $8,182,000. The fair value of this beneficial conversion feature was recorded to debt discount and amortized to interest expense using the effective interest method over the term of the 2010 Notes. The Company recorded $4,696,000 of interest expense related to the beneficial conversion feature during the year ended December 31, 2010. Upon the completion of the IPO the 2010 Notes converted to 3,873,756 shares of common stock and the unamortized debt discount balance of $3,486,000 was recorded as a reduction to additional paid-in capital.

Term Debt

In June 2008, the Company entered into and borrowed $18,000,000 under the Loan and Security Agreement with Oxford and CIT Healthcare LLC (the Oxford Agreement). The obligations under the Oxford Agreement were collateralized by personal property excluding certain intellectual property and all equipment pledged to secure the equipment financing described below. In July and October 2010, the Company amended and restated the Oxford Agreement, and Oxford and SVB became party to the amended agreement. In June 2011, the Company again amended and restated the amended Oxford/SVB agreement (the Amended Oxford/SVB Agreement), which provided among other things, the addition of intellectual property to the collateral securing the Oxford/SVB loan and the deferral of principal repayment to commence on February 1, 2012. The Amended Oxford/SVB Agreement consists of a $25,000,000 term loan and a $10,000,000 revolving credit facility. The obligations under the Amended Oxford/SVB Agreement are collateralized by the Company's intellectual property and personal property (including, among other things, accounts receivable, equipment, inventory, contract rights or rights to payment of money, license agreements, general intangibles and cash).

The Amended Oxford/SVB Agreement includes financial covenants requiring that the Company achieve, as of the last day of each month measured on a trailing three-month basis, actual revenue of at least a specified percentage of the Company's projected revenue as provided to Oxford and SVB in the event the Company fails to maintain a liquidity ratio (defined, in general, as the ratio of (a) cash and cash equivalents deposited with SVB plus unused borrowing capacity under that agreement to (b) all debt, capital lease obligations and contingent obligations owed to the lenders) of 1.25 to 1.00. The agreement also includes a covenant that the audit report accompanying the Company's year-end consolidated financial statements for fiscal year 2010 and thereafter not include a "going concern" qualification. In March 2011, the Company obtained a waiver from Oxford and SVB for the breach caused by the receipt of the 2010 audit report from our independent registered public accounting firm, which includes a modification of their standard report for the going concern uncertainty. In addition to certain other customary restrictive covenants, the Amended Oxford/SVB Agreement prohibits the Company, subject to certain customary exceptions, from (1) incurring any debt other than, among other things, debt under the Amended Oxford/SVB Agreement and other debt permitted thereunder, (2) entering into mergers with, or acquisitions of all or substantially all the assets of, another entity with a value in excess of $100,000 or a change in control of the Company, (3) entering into sale and leaseback transactions, (4) having a change in its management such that its Chief Executive Officer, Chief Financial Officer or President resigns, is terminated or is no longer actively involved in the Company's management in his or her current position and is not replaced with a person acceptable to the Company's board of directors within 120 days, (5) permitting liens to exist on the Company's properties and (6) making distributions and investments. The agreement provides that an event of default will occur if, among other customary events of default, (1) there is a material adverse change in the Company's business, operations or condition (financial or otherwise) or material impairment in the prospects of the Company repaying any portion of its obligations under the agreement, (2) there is a material impairment in the value of the collateral pledged to secure its obligations under the agreement, (3) the Company defaults in the payment of any amount payable under the agreement when due, or (4) breaches any covenant in the agreement (subject to a grace period in some cases).

The $25,000,000 term loan bears an interest rate of 12.06% per annum. The monthly repayment schedule includes interest only payments through January 2012 followed by principal and interest payments for the subsequent 24 months. The term loan requires a final payment of $1,200,000, in addition to principal repayments, at the loan maturity date, which is on the earliest of January 1, 2014, the occurrence of an event of default resulting in the Company's obligations becoming due and payable in accordance with the Amended Oxford/SVB Agreement, or the date of any prepayment of all the Company's outstanding obligations thereunder. The Company has the option to prepay the outstanding balance of the term loan in full, subject to the $1,200,000 final payment and a prepayment fee of either 2% or 3% of the principal amount prepaid depending upon when the prepayment occurs. The outstanding principal balance of the term loan as of June 30, 2011 and December 31, 2010 is $25,000,000.

Under the terms of the revolving credit facility, the Company may borrow up to $10,000,000 based on eligible accounts receivable and inventory balances, as defined within the Amended Oxford/SVB Agreement. Amounts outstanding under the revolving credit facility accrue interest, payable monthly, at a floating rate per annum equal to the greater of 3.29% above SVB's prime rate or 7.29%. In addition, the Company pays a monthly fee equal to 0.5% per annum of the average unused portion of the revolving credit facility. The revolving credit facility requires a final payment of $100,000, in addition to principal and interest repayments, at the loan maturity date. The Company has the option to terminate the revolving credit facility prior to the loan maturity date and repay the outstanding balance in full, subject to a termination fee between $100,000 and $300,000 depending upon when the termination occurs.

As of June 30, 2011 and December 31, 2010, the Company had $3,714,000 and $3,585,000, respectively, of outstanding principal under the revolving credit facility, and $6,286,000 and $6,415,000, respectively, was available for future borrowings to the extent of available borrowing base. As of June 30, 2011 and December 31, 2010, $3,612,000 and $3,449,000, respectively, is reflected on the consolidated balance sheet net of debt discounts related to the fees and warrants issued in connection with the Amended Oxford/SVB Agreement.

Equipment Financing

In March 2007, the Company entered into a $10,000,000 master loan and security agreement (GE Agreement) with GE Capital Corporation (GE Capital) for the purpose of financing capital equipment purchases. Each borrowing is under a promissory note repayable in 48 monthly installments based upon a monthly repayment schedule bearing interest at an annual rate determined on the date of borrowing. The first promissory note was executed in March 2007 for $3,500,000 with an interest rate of 10.08%. A second promissory note was executed in December 2007 for $1,000,000 with an interest rate of 9.91%. The Company's ability to make further borrowing under the GE Agreement expired on December 21, 2007.

The Company had the option to prepay the outstanding balance of the promissory notes in full, subject to a prepayment fee as defined in the GE Agreement. The outstanding principal balance of the GE Agreement as of December 31, 2010 was $675,000 and was repaid in full on June 30, 2011.

Maturities of long-term debt as of December 31, 2010, are as follows (in thousands):

2011	$7,281
2012	11,659
2013	11,633
2014	2,169
2015	0

Total minimum payments	32,742
Less amount representing interest	(7,068)

Present value of net minimum payments	25,674
Less unamortized discount	(2,221)

Total long-term debt	23,453
Less current portion	(3,519)

Long-term portion	$19,934

Interest expense related to long-term debt for the years ended December 31, 2010, 2009 and 2008 was $4,727,000, $2,712,000, and $1,718,000 respectively.